As filed with the Securities and Exchange Commission on March 18, 2020

Securities Act File No. 333-124463

Investment Company Act File No. 811-21763

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46 and/or	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒
(Check appropriate box or boxes)

MANAGED ACCOUNT SERIES

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

MANAGED ACCOUNT SERIES

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

With copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.01 per share.

This filing relates solely to BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 18, 2020.

MANAGED ACCOUNT SERIES (REGISTRANT) ON BEHALF OF
BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND
BLACKROCK GA DYNAMIC EQUITY FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	March 18, 2020

BRUCE R. BOND* (Bruce R. Bond)	Trustee

SUSAN J. CARTER* (Susan J. Carter)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

NEIL A. COTTY* (Neil A. Cotty)	Trustee

LENA G. GOLDBERG* (Lena G. Goldberg)	Trustee

HENRY R. KEIZER* (Henry R. Keizer)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

DONALD C. OPATRNY* (Donald C. Opatrny)	Trustee

Signature	Title	Date

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

CLAIRE A. WALTON* (Claire A. Walton)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		March 18, 2020

SIGNATURES

Cayman GA Disciplined Volatility Equity Fund, Ltd. has duly caused this Post-Effective Amendment to the Registration Statement of Managed Account Series, on behalf of BlackRock GA Disciplined Volatility Equity Fund, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 18, 2020.

CAYMAN GA DISCIPLINED VOLATILITY EQUITY FUND, LTD.

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
Director)

This Post-Effective Amendment to the Registration Statement of Managed Account Series, on behalf of BlackRock GA Disciplined Volatility Equity Fund, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	March 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	March 18, 2020

SIGNATURES

Cayman GA Dynamic Equity Fund, Ltd. has duly caused this Post-Effective Amendment to the Registration Statement of Managed Account Series, on behalf of BlackRock GA Dynamic Equity Fund, with respect only to information that specifically relates to Cayman GA Dynamic Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 18, 2020.

CAYMAN GA DYNAMIC EQUITY FUND, LTD.

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Post-Effective Amendment to the Registration Statement of Managed Account Series, on behalf of BlackRock GA Dynamic Equity Fund, with respect only to information that specifically relates to Cayman GA Dynamic Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, Cayman GA Dynamic Equity Fund, Ltd.	March 18, 2020

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Director, Cayman GA Dynamic Equity Fund, Ltd.	March 18, 2020

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase